Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Aurinia Pharmaceuticals Inc.
Entity Central Index Key	0001600620
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	84,051,758